UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

U.S. Global Jets ETF
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 98.6%
	Australia - 1.0%
237,678	Qantas Airways, Ltd.	$1,013,655

	Brazil - 0.9%
174,069	Gol Linhas Aereas Inteligentes SA - ADR (a)	950,417

	Canada - 2.0%
47,703	Air Canada (a)	1,019,319
15,775	Cargojet, Inc.	1,019,546
		2,038,865
	Finland - 1.0%
121,923	Finnair OYJ	1,014,975

	France - 2.0%
99,872	Air France KLM SA (a)	1,040,360
548	Dassault Aviation SA	1,014,190
		2,054,550
	Germany - 1.0%
40,861	Deutsche Lufthansa AG	1,003,865

	Ireland - 1.0%
10,380	Ryanair Holdings plc - ADR (a)	996,895

	Japan - 1.0%
27,700	Japan Airlines Company, Ltd.	995,659

	Mexico - 1.0%
18,093	Grupo Aeroportuario del Centro Norte SAB de CV - ADR	1,030,396

	New Zealand - 1.0%
504,502	Air New Zealand, Ltd.	1,033,322

	Panama - 1.0%
12,499	Copa Holdings SA - Class A	997,920

	Sweden - 1.0%
415,219	SAS AB (a)	1,003,545

	Switzerland - 1.1%
27,809	Wizz Air Holdings plc (a)	1,042,811

	Turkey - 1.0%
197,977	TAV Havalimanlari Holding AS	1,026,117

	United Kingdom - 3.0%
84,185	Dart Group plc	1,023,207
58,303	easyJet plc	998,542
117,878	International Consolidated Airlines Group SA	1,014,351
		3,036,100
	United States - 79.6%
58,570	Alaska Air Group, Inc.	4,033,130
31,395	Allegiant Travel Company	3,980,886
291,453	American Airlines Group, Inc.	12,045,752
8,188	Boeing Company	3,045,118
208,938	Delta Air Lines, Inc.	12,082,886
14,652	General Dynamics Corporation	2,999,557
76,713	Hawaiian Holdings, Inc.	3,076,191
207,508	JetBlue Airways Corporation (a)	4,017,355
68,047	SkyWest, Inc.	4,007,968
192,974	Southwest Airlines Company	12,051,226
84,827	Spirit Airlines, Inc. (a)	3,984,324
42,386	Textron, Inc.	3,029,327
136,915	United Continental Holdings, Inc. (a)	12,193,651
		80,547,371
	TOTAL COMMON STOCKS (Cost $91,582,044)	99,786,463

	SHORT-TERM INVESTMENTS - 0.3%
311,600	Fidelity Investments Money Market Funds - Government Portfolio, Class I - 1.95% *	311,600
	TOTAL SHORT-TERM INVESTMENTS (Cost $311,600)	311,600
	TOTAL INVESTMENTS - 99.0% (Cost $91,893,644)	100,098,063
	Other Assets in Excess of Liabilities - 1.1%	1,059,722
	NET ASSETS - 100.0%	$101,157,785

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depositary Receipt
*	Rate shown is the average annualized seven-day yield as of September 30, 2018.

U.S. Global GO GOLD and Precious Metal Miners ETF
Schedule of Investments
September 30, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 98.1%
	Australia - 12.2%
14,223	Newcrest Mining, Ltd.	$199,556
132,772	OceanaGold Corporation	400,892
775,687	Perseus Mining, Ltd. (a)	213,068
148,047	Saracen Mineral Holdings, Ltd. (a)	199,585
80,049	St Barbara, Ltd.	201,944
		1,215,045
	Canada - 58.0%
64,542	Alamos Gold, Inc. - Class A	297,539
73,413	Centerra Gold, Inc. (a)	292,709
49,456	Detour Gold Corporation (a)	399,737
110,500	Dundee Precious Metals, Inc. (a)	260,070
346,381	Eldorado Gold Corporation (a)	305,889
69,071	Fortuna Silver Mines, Inc. (a)	301,840
15,952	Franco-Nevada Corporation	997,797
137,808	Kinross Gold Corporation (a)	372,082
15,930	Kirkland Lake Gold, Ltd.	302,511
20,000	Pan American Silver Corporation	295,200
164,125	Silvercorp Metals, Inc.	405,389
35,146	Torex Gold Resources, Inc. (a)	298,495
112,241	Wesdome Gold Mines, Ltd. (a)	307,617
54,923	Wheaton Precious Metals Corporation	961,153
		5,798,028
	Peru - 3.0%
14,942	Cia de Minas Buenaventura SAR - ADR	200,372
47,733	Hochschild Mining plc	101,878
		302,250
	Russian Federation - 2.0
103,602	Highland Gold Mining, Ltd.	198,097

	South Africa - 10.9%
21,811	African Rainbow Minerals, Ltd.	198,333
6,066	Anglo American Platinum, Ltd.	198,179
123,095	Gold Fields, Ltd. - ADR	297,890
236,420	Harmony Gold Mining Company, Ltd. - ADR	392,457
		1,086,859
	Tanzania - 2.1%
121,178	Acacia Mining plc	209,592

	United States - 9.9%
12,863	Royal Gold, Inc.	991,222
	TOTAL COMMON STOCKS (Cost $10,608,224)	9,801,093

	SHORT-TERM INVESTMENTS - 0.2%
22,589	Fidelity Investments Money Market Funds - Government Portfolio, Class I - 1.95% *	22,589
	TOTAL SHORT-TERM INVESTMENTS (Cost $22,589)	22,589
	TOTAL INVESTMENTS - 98.3% (Cost $10,630,813)	9,823,682
	Other Assets in Excess of Liabilities - 1.7%	169,677
	NET ASSETS - 100.0%	$9,993,359

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depositary Receipt
*	Rate shown is the average annualized seven-day yield as of September 30, 2018.

Summary of Fair Value Disclosure at September 30, 2018 (Unaudited):

The Funds utilize various methods to measure the fair value of their investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2018:

	U.S. Global Jets ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$99,786,463	$-	$-	$99,786,463
Short-Term Investments	311,600	-	-	311,600
Total Investments in Securities	$100,098,063	$-	$-	$100,098,063
^See Schedule of Investments for breakout of investments by country.

	U.S. Global GO GOLD and Precious Metal Miners ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$9,801,093	$-	$-	$9,801,093
Short-Term Investments	22,589	-	-	22,589
Total Investments in Securities	$9,823,682	$-	$-	$9,823,682
^See Schedule of Investments for breakout of investments by country.

For the period ended September 30, 2018, the Funds did not recognize any transfers to or from level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Assistant Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and acting principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      ETF Series Solutions

By (Signature and Title)*        /s/ Paul R. Fearday
  Paul R. Fearday, President (principal executive officer)

Date          11/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Paul R. Fearday
   Paul R. Fearday, President (principal executive officer)

Date          11/26/2018

By (Signature and Title)*         /s/ Elizabeth A. Winske
Elizabeth A. Winske, Assistant Treasurer (acting principal
financial officer)

Date          11/26/2018

* Print the name and title of each signing officer under his or her signature.